Financial Liabilities	12 Months Ended
Dec. 31, 2020
Financial Liabilities
Financial Liabilities

(21)    Financial Liabilities

This note provides information on the contractual conditions of the Group’s financial liabilities, which are measured at amortized cost. For further information on exposure to interest rate risk, currency risk and liquidity risk and the fair values of financial liabilities, please refer to note 30.

Details at 31 December 2020 and 2019 are as follows:

	Thousands of Euros
Financial liabilities	31/12/2020	31/12/2019
Non-current obligations (a)	2,675,000	2,675,000
Senior secured debt (b)	3,335,415	3,551,300
Other loans (b)	183,771	216,686
Other non-current financial liabilities (d)	10,272	59,981
Non-current lease liabilities (note 9)	690,857	696,285
Loan transaction costs	(293,215)	(353,184)
Total non-current financial liabilities	6,602,100	6,846,068
Current obligations (a)	125,843	111,378
Senior secured debt (b)	34,035	35,872
Other loans (b)	170,730	184,164
Other current financial liabilities (d)	105,041	41,768
Current lease liabilities (note 9)	42,642	44,405
Loan transaction costs	(53,679)	(56,275)
Total current financial liabilities	424,612	361,312

On 7 May 2020, the Group concluded the upsize of the multi-currency revolving credit facility from US Dollars 500 million to US Dollars 1,000 million with maturity in November 2025.

On 15 November 2019 the Group concluded the refinancing process of its senior secured debt for Euros 5,800 million. The new financing includes a Term Loan B for US Dollars 2,500 million and Euros 1,360 million, both aimed at institutional investors; the issue of two bonds for Euros 1,675 million (Senior Secured Notes); and the extension of a multi-currency revolving credit facility up to US Dollars 500 million.

Grifols calculated the impact of the IFRS 9 in the new financing process concluding that it did not result in a derecognition of the liability as it has not passed the 10% quantitative test. According to the IASB’s interpretation, when a financial liability measured at amortized cost is modified or exchanged and does not result in the derecognition of the financial liability, a gain or loss should be recognized in profit or loss, calculated as the difference between the original contractual cash flows from the liability and the modified cash flows, discounted at the original effective interest rate of the liability. Following the standard, the Group recognized an income of Euros 97,850 thousand in the 2019 statement of profit and loss (see note 27).

In September 2018, Grifols obtained a new non-current loan from the European Investment Bank totaling Euros 85,000 thousand that will be used by Grifols to support its investments in R&D, mainly focused on the search for new therapeutic indications for plasma-derived protein therapies. The financial terms include a fixed interest rate, a maturity of 10 years with a grace period of 2 years. On 5 December 2017 and 28 October 2015, the Group arranged loans with the same entity and with the same conditions for amounts of Euros 85,000 thousand and Euros 100,000 thousand, respectively. At 31 December 2020, the carrying amount of the loans obtained from the European Investment Bank amounts to Euros 212,500 thousand (Euros 233,750 thousand at 31 December, 2019).

(a)Senior Notes

On 15 November 2019, as part of its refinancing process, Grifols, S.A. issued Euros 1,675 million of Senior Secured Notes segmented in two notes of Euros 770 million and Euros 905 million. These notes will mature in 2027 and 2025 and will bear annual interest at a rate of 2.25% and 1.625%, respectively. On 15 November 2019 the notes were admitted to listing on the Irish Stock Exchange.

On 18 April 2017, Grifols, S.A., issued Euros 1,000 million of Senior Unsecured Notes that will mature in 2025 and will bear annual interest at a rate of 3.20%. On 2 May 2017 the Notes were admitted to listing on the Irish Stock Exchange.

There has been no movement regarding the Senior Notes in 2020.

Details of movement in the Senior Notes at 31 December 2019 are as follows:

	Thousands of Euros
	Opening outstanding		Closing outstanding
	balance 01/01/19	Refinancing	balance 31/12/19
Senior Unsecured Notes (nominal amount)	1,000,000	—	1,000,000
Senior Secured Notes (nominal amount)	—	1,675,000	1,675,000
Total	1,000,000	1,675,000	2,675,000

At 31 December 2020 and 2019 the current obligations caption includes the issue of bearer promissory notes to Group employees, as follows:

31/12/2019
					Promissory		Interest
			Nominal amount		notes subscribed	Buy back	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	of Euros)	Euros)
Issue of bearer promissory notes	05/05/19	04/05/20	3,000	5.00%	103,122	(1,170)	(1,686)

31/12/2020
					Promissory		Interest
			Nominal amount		notes subscribed	Buy back	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	of Euros)	Euros)
Issue of bearer promissory notes	04/05/20	04/05/21	3,000	3.00%	116,352	(3,612)	(1,118)

(b)Loans and borrowings

Details of loans and borrowings at 31 December 2020 and 2019 are as follows:

					Thousands of Euros
					31/12/2020		31/12/2019
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount

Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360,000	1,332,800	1,360,000	1,346,400
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	2,227,171	2,002,615	2,227,171	2,204,900

Total senior debt					3,587,171	3,335,415	3,587,171	3,551,300

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	100,000	42,500	100,000	53,125
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	63,750	85,000	74,375
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	85,000	74,375	85,000	85,000

Total EIB Loan					270,000	180,625	270,000	212,500

Revolving Credit	US Dollars	Libor + 1.5%	15/11/2019	15/11/2025	817,394	—	445,434	—

Total Revolving Credit					817,394	—	445,434	—

Other non-current loans	Euros	1.93%	21/11/2014	30/09/2024	10,000	3,146	10,000	4,186
Loan transaction costs					—	(223,944)	—	(266,214)

Non-current loans and borrowings					4,684,565	3,295,242	4,312,605	3,501,772

					Thousands of Euros
					31/12/2020		31/12/2019
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount

Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	13,600	(*)	13,600
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	(*)	20,435	(*)	22,271

Total senior debt					—	34,035	—	35,871

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	21,250	(*)	10,625

Total EIB Loan					—	31,875	—	21,250
Other current loans		0.10% - 4.06%			241,895	138,855	239,782	162,914
Loan transaction costs					—	(35,209)	—	(34,068)

Current loans and borrowings					241,895	169,556	239,782	185,967

(*) See amount granted under non-current debt

Current loans and borrowings include accrued interest amounting to Euros 7,262 thousand at 31 December 2020 (Euros 6,266 thousand at 31 December 2019).

On 15 November 2019 the Group refinanced its Senior Secured Debt with the existing lenders. The new senior debt consists of a Term Loan B  (“TLB”), which amount US Dollars 2,500 million and Euros 1,360 million with a 2.00%  margin pegged to Libor and a 2.25% margin pegged to Euribor respectively, maturity in 2027 and quasi-bullet repayment structure. The borrowers of the total senior debt are Grifols, S.A. and Grifols Worldwide Operations USA, Inc.

The present value discounted from cash flows under the new agreement, including any fees paid and discounted using the original effective interest rate differed by less than 10% of the present value discounted from cash flows remaining in the original debt, whereby it was considered that the debt instrument was not been substantially modified.

The costs of refinancing the senior debt have amounted to Euros 84.4 million. Based on an analysis of the quantitative and qualitative factors, the Group concluded that the renegotiation of the terms of the senior debt did not imply a derecognition of the liability. According to the IASB’s interpretation published in October 2017, when a financial liability measured at amortized cost is modified or exchanged and does not result in the derecognition of the financial liability, a gain or loss should be recognized in profit or loss, calculated as the difference between the original contractual cash flows from the liability and the modified cash flows, discounted at the original effective interest rate of the liability. Following the standard, the Group recognized income of Euros 97,850 thousand in the statement of profit and loss for the year 2019 (see note 27).

The terms and conditions of the senior secured debt are as follows:

o	Tranche B: eight-year loan divided into two tranches: US Tranche B and Tranche B in Euros:
▪	Tranche B in US Dollars:

•Original principal amount of US Dollars 2,500 million.

•Applicable margin of 200 basis points (bp) pegged to US Libor.

•Quasi-bullet repayment structure.

•Maturity in 2027.

▪	Tranche B in Euros:

•Original principal amount of Euros 1,360 million.

•Applicable margin of 225 basis points (bp) pegged to Euribor.

•Quasi-bullet repayment structure.

•Maturity in 2027.

Details of Tranche B by maturity at 31 December 2020 are as follows:

	US Tranche B			Tranche B in Euros
		Amortization in thousands	Amortization in		Amortization in
Maturity	Currency	of US Dollars	thousands of Euros	Currency	thousands of Euros

2021	US Dollars	25,000	20,435	Euros	13,600
2022	US Dollars	25,000	20,435	Euros	13,600
2023	US Dollars	25,000	20,435	Euros	13,600
2024	US Dollars	25,000	20,435	Euros	13,600
2025	US Dollars	25,000	20,435	Euros	13,600
2026	US Dollars	25,000	20,435	Euros	13,600
2027	US Dollars	2,325,000	1,900,441	Euros	1,264,800
Total	US Dollars	2,475,000	2,023,051	Euros	1,346,400

o

US Dollar 1,000 million senior revolving credit facility: On 7 May 2020, the Group concluded the upsize of the multi-currency revolving credit facility from US Dollars 500 million to US Dollars 1,000 million with maturity in November 2025 and an applicable margin of 150 basis points (bp) pegged to US Libor. At 31 December 2020 no amount has been drawn down on this facility. The costs of refinancing of the revolving credit facility have amounted to Euros 9.3 million

Both the Senior Term Loans and the Revolving Loans are secured by Grifols, S.A. and certain significant subsidiaries of Grifols, S.A., which together with Grifols, S.A., represent, in the aggregate, at least 70% of the consolidated EBITDA  of the Group.

The Notes have been issued by Grifols S.A. and are guaranteed on a senior secured basis by subsidiaries of Grifols, S.A. that are guarantors and co-borrower under the New Credit Facilities. The guarantors are Grifols Worldwide Operations Limited, Biomat USA, Inc., Grifols Biologicals Inc., Grifols Shared Services North America, Inc., Talecris Plasma Resources, Inc.., Grifols Therapeutics, Inc., Instituto Grifols, S.A., Grifols Worldwide Operations USA, Inc., Grifols USA, Llc. and Grifols International, S.A.

(c)Credit rating

In December 2020 and December 2019 Moody’s Investors Service confirmed the ‘Ba3’ corporate family rating, ‘Ba2’ rating to the senior secured bank debt that was used to refinance the existing debt structure. The outlook is downgraded to negative (stable in December 2019). The credit rating of the senior unsecured notes is B2.

In December 2020 and December 2019 Standard & Poor’s has confirmed its ‘BB’ rating on Grifols and has assigned 'BB+ ratings to Grifols' senior secured debt that was used to refinance the existing debt structure. The outlook for the rating is stable. The credit rating of the senior unsecured notes is B+.

(d)Other financial liabilities

At 31 December 2020 “other financial liabilities” include interest-free loans extended by governmental institutions amounting to Euros 12,060 thousand (Euros 14,787 thousand at 31 December 2019). The portion of the loans considered a grant and still to be taken to profit and loss amounts to Euros 499 thousand (Euros 592 thousand at 31 December 2019) (see note 19).

At 31 December 2020 “other current financial liabilities” include mainly the amount payable relating to the  Alkahest, Inc. acquisition amounting to Euros 100,492 thousand (see note 3). At 31 December 2019, it mainly included the purchase option of Goetech, LLC amounting to US Dollars 20 million and an outstanding balance with a related party.

Details of the maturity of other financial liabilities are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019
Maturity at:
Up to one year	105,041	41,768
Two years	3,945	50,585
Three years	1,976	2,977
Four years	1,580	1,870
Five years	1,141	1,420
Over five years	1,630	3,129
	115,313	101,749

(e)Changes in liabilities derived from financing activities

	Thousand of Euros
		Senior Secured
		debt & Other	Finance lease	Other financial
	Obligations	loans	liabilities	liabilities	Total

Book value at January 1, 2019	1,102,978	5,165,765	12,885	95,217	6,376,845
New financing	1,778,218	(1,522,466)	—	12,249	268,001
Refunds	(100,215)	(145,261)	(73,785)	(8,152)	(327,413)
Bear of interests	37,095	171,535	34,558	1,166	244,354
Other movements (note 2)	(108,874)	24,121	761,682	—	676,929
Collection / Payment of interests	(32,000)	(204,179)	—	—	(236,179)
Business combination (note 3)	—	10,233	—	—	10,233
Foreign exchange differences	—	187,991	5,350	1,269	194,610
Balance at December 31, 2019	2,677,202	3,687,739	740,690	101,749	7,207,380
New financing	116,352	—	—	—	116,352
Refunds	(105,564)	(66,047)	(79,037)	(22,681)	(273,329)
Bear of interests	81,880	124,840	35,084	2,073	243,877
Other movements	—	(10,468)	88,867	4,837	83,236
Collection / Payment of interests	(60,355)	(95,433)	—	—	(155,788)
Business combination (note 3)	—	—	—	34,778	34,778
Foreign exchange differences	—	(172,246)	(52,105)	(5,443)	(229,794)
Balance at December 31, 2020	2,709,515	3,468,385	733,499	115,313	7,026,712